TRADE AND OTHER PAYABLES (Tables)	9 Months Ended
Sep. 30, 2021
TRADE AND OTHER PAYABLES
Trade and other paybles
	September 30, 2021	December 31, 2020
	$	$
Trade Payables	32,016	73,447
Accrued Liabilities	103,200	74,150

	135,216	147,597